Other Operating Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Operating Income.
Government grants		¥ 347,817	¥ 282,866	¥ 282,330
Claims for goods insurance		34,765	19,694	11,136
Others		68,358	55,469	14,965
ADR reimbursement		80,115
Total other operating income	$ 81,622	¥ 531,055	¥ 358,029	¥ 308,431